Offerings	Jul. 09, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Maximum Aggregate Offering Price	$ 13,800,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,112.78
Offering Note	This registration statement also includes an indeterminate number of ordinary shares, no par value of Nasus Pharma Ltd., or the Ordinary Shares, that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.Includes the offering price of additional Ordinary Shares that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Underwriter's Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	This registration statement also includes an indeterminate number of ordinary shares, no par value of Nasus Pharma Ltd., or the Ordinary Shares, that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.Includes the offering price of additional Ordinary Shares that the underwriters have the option to purchase to cover over-allotments, if any.In accordance with Rule 457(g) under the Securities Act, because the Ordinary Shares of the registrant underlying the Underwriter’s Warrants (as defined below) are registered hereby, no separate registration fee is required with respect to the Underwriter’s Warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares upon exercise of Underwriter's Warrants
Maximum Aggregate Offering Price	$ 517,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 79.23
Offering Note	This registration statement also includes an indeterminate number of ordinary shares, no par value of Nasus Pharma Ltd., or the Ordinary Shares, that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.Includes the offering price of additional Ordinary Shares that the underwriters have the option to purchase to cover over-allotments, if any.Represents warrants to purchase a number of Ordinary Shares equal to 3% of the Ordinary Shares sold in this offering (including Ordinary Shares that the underwriters have the option to purchase to cover over-allotments) at an exercise price equal to 125% of the public offering price per share, or the Underwriter’s Warrants.